Dec. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Core Equity Fund

Deutsche Core Fixed Income Fund

Deutsche CROCI® International Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche CROCI® U.S. Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Frontier Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global Equity Fund

Deutsche Global Growth Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche Latin America Equity Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Growth Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Strategic Government Securities Fund

Deutsche Select Alternative Allocation Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Unconstrained Income Fund

Deutsche World Dividend Fund

Effective April 10, 2017, the following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of the summary section of each fund's prospectus.

Information about sales charge discounts and waivers that may be provided by certain intermediaries is described under "Appendix B – Sales Charge Waivers and Discounts Available Through Intermediaries," which has been added to the fund's prospectus by supplement.